Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Useful Lives Applied to the Group's Property, Plant and Equipment

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (Years)
Buildings	7-33
Equipment, tools and installations	3-15

Useful Lives Applied to the Group's Right-of-use Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets or shorter lease term, as follows:

Right-of-use assets	Useful life (Years)
Buildings	2-25
Equipment, tools and installations	2-5
Automobiles	3-4

Useful Lives Applied to the Group's Intangible Assets	A summary of the useful lives applied to the Group’s intangible assets is as follows:
Intangible assets	Useful life (Years)
Intellectual property rights	10-20
Licenses	3-20